Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Additional Paid-in Capital	Shares Subscription Reserve	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Total
Beginning balance at Mar. 31, 2023	$ 6,843		$ 388,193		$ (6,843)	$ 201,391	$ (4,342)	$ 585,242
Beginning balance (in Shares) at Mar. 31, 2023	6,843,000
Class A capital injection	$ 1,236				8,265			9,501
Class A capital injection (in Shares)	1,235,700
Class A shares issued for services	$ 1,422		1,829,715		(1,422)			1,829,715
Class A shares issued for services (in Shares)	1,422,300
Class B capital injection		$ 499	799,501		(300,000)			500,000
Class B capital injection (in Shares)		499,000
Net income (loss)						1,329,717		1,329,717
Foreign currency translation adjustment							(516)	(516)
Ending balance at Mar. 31, 2024	$ 9,501	$ 499	3,017,409		(300,000)	1,531,108	(4,858)	4,253,659
Ending balance (in Shares) at Mar. 31, 2024	9,501,000	499,000
Class B capital injection					300,000			300,000
Class B shares converted into Class A shares	$ 499	$ (499)
Class B shares converted into Class A shares (in Shares)	499,000	(499,000)
IPO subscription	$ 1,000		3,999,000					4,000,000
IPO subscription (in Shares)	1,000,000
Deferred IPO costs and IPO costs			(3,552,511)					(3,552,511)
Net income (loss)						(27,056)		(27,056)
Foreign currency translation adjustment							15,677	15,677
Ending balance at Mar. 31, 2025	$ 11,000		3,463,898			1,504,052	10,819	4,989,769
Ending balance (in Shares) at Mar. 31, 2025	11,000,000
Private placement	$ 12,500		6,487,513					6,500,013
Private placement (in Shares)	12,499,986
Class A shares converted into Class B shares	$ (7,150)	$ 7,150
Class A shares converted into Class B shares (in Shares)	(7,150,000)	7,150,000
Offering cost			(1,000,000)					(1,000,000)
Exercise of warrants				250,000				250,000
Net income (loss)						(1,135,963)		(1,135,963)
Foreign currency translation adjustment							(20,696)	(20,696)
Ending balance at Mar. 31, 2026	$ 16,350	$ 7,150	$ 8,951,411	$ 250,000		$ 368,089	$ (9,877)	$ 9,583,123
Ending balance (in Shares) at Mar. 31, 2026	16,349,986	7,150,000